Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale

Carrying amounts and fair values of securities available for sale are summarized below:

December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$20,992	$502	$208	$21,286
U.S. Government agencies	34,931	145	776	34,300
GSE – Mortgage-backed securities and CMO’s	37,871	121	986	37,006
State and political subdivisions	7,337	351	—	7,688

Total securities available for sale	$101,131	$1,119	$1,970	$100,280

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$18,731	$846	$1	$19,576
U.S. Government agencies	21,689	485	—	22,174
GSE – Mortgage-backed securities and CMO’s	40,766	379	123	41,022
State and political subdivisions	8,165	701	—	8,866

Total securities available for sale	$89,351	$2,411	$124	$91,638

Sales of Securities Available for Sale

Results from sales and calls of securities available for sale for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
	(dollars in thousands)
Gross proceeds from sales and calls	$20,182	$42,889	$25,568

Realized gains from sales	$41	$1,398	$933
Realized losses from sales	(564)	(112)	—

Net realized gains (losses)	$(523)	$1,286	$933

Gross Unrealized Losses and Fair Value of Investments

At December 31, 2012 the unrealized losses related to two United States Treasury notes and seven mortgage backed securities.

	Less than 12 Months		12 Months or More		Total
December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,722	$208	$—	$—	$4,722	$208
U.S. Gov’t agencies	29,147	776	—	—	29,147	776
GSE-Mortgage-backed securities and CMO’s	22,206	842	3,849	144	26,055	986
State and political subdivisions	—	—	—	—	—	—

	$56,075	$1,826	$3,849	$144	$59,924	$1,970

	Less than 12 Months		12 Months or More		Total
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$2,485	$1	$—	$—	$2,485	$1
U.S. Gov’t agencies	—	—	—	—	—	—
GSE-Mortgage-backed securities and CMO’s	21,355	123	—	—	21,355	123
State and political subdivisions	—	—	—	—	—	—

	$23,840	$124	$—	$—	$23,840	$124

Amortized Cost and Fair Value of the Available for Sale Securities Portfolio

The following table shows contractual maturities of the investment portfolio as of December 31, 2013:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)

Due within one year	$481	$485
Due after one but within five years	38,590	39,124
Due after five but within ten years	23,171	22,623
Due after ten years	1,018	1,042
Mortgage backed securities	37,871	37,006

	$101,131	$100,280